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02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-15 | Gold Portfolio
Fund Summary Fund/Class:<br/>Gold Portfolio/Gold Portfolio
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Gold Portfolio}	02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-15 Gold Portfolio USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Gold Portfolio}	02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-15 Gold Portfolio Gold Portfolio
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.79%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Gold Portfolio}	02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-15 Gold Portfolio Gold Portfolio USD ($)
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary organized under the laws of the Cayman Islands.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in Canada. Because an underlying fund concentrates its investments in Canada, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the underlying fund may invest a significant percentage of assets in certain industries, the underlying fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk. Investment in Fidelity Select Gold Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	41.04%	March 31, 2016
Lowest Quarter Return	-37.37%	June 30, 2013
Year-to-Date Return	-19.07%	March 31, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Gold Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-15 - Gold Portfolio	Past 1 year	Past 5 years	Past 10 years
Gold Portfolio | Return Before Taxes	35.50%	9.14%	(3.75%)
Gold Portfolio | After Taxes on Distributions	35.41%	8.81%	(4.22%)
Gold Portfolio | After Taxes on Distributions and Sales	21.15%	7.09%	(2.61%)
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
S&P® Global BMI Gold Capped 20/45 Linked Index(reflects no deduction for fees, expenses, or taxes)	45.04%	13.19%	(2.52%)